Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 44,031
2023	41,421
2024	34,202
2025	33,511
2026	315,958
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	$ 469,123